Goodwill and Other Intangible Assets (Narrative) (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)		Mar. 31, 2016 JPY (¥) ¥ / shares		Dec. 31, 2015 ฿ / shares	Mar. 31, 2015 ¥ / shares	Dec. 31, 2014 ฿ / shares
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill		¥ 6,638	[1]	¥ 333,719	[1]
Stock price | ¥ / shares				¥ 521.5			¥ 743.7
Intangible assets subject to amortization acquired	242,017	254,064
Intangible assets not subject to amortization acquired	28	1
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	21,900	5,803	[1]	¥ 117,726	[1]
Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Stock price | ฿ / shares						฿ 29.75		฿ 44.75
Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 239,460	¥ 234,882
Weighted average amortization periods of intangible assets subject to amortization, years	5 years	5 years
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value				8,923
Customer Relationships [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 2,200	¥ 19,086
Weighted average amortization periods of intangible assets subject to amortization, years	22 years	20 years
Core Deposit Intangibles [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value				99,981
Business Segment [Member] | Global Business Group [Member] | Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill				177,750
Business Segment [Member] | Customer Business [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill		¥ 6,638
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill		¥ 6,638		4,298
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Customer Relationships [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value				8,043
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Customer Relationships [Member] | Foreign [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	¥ 11,121
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than MUFG Americas Holdings/Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill				151,671
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than MUFG Americas Holdings/Krungsri and Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill				¥ 329,421

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.